Hartford Sustainable Municipal Bond Fund Investment Strategy - Hartford Sustainable Municipal Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in investment grade municipal securities and non-investment grade municipal securities (known as “junk bonds”) that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering long-term total return. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Fund may invest up to 20% of its net assets in non-investment grade municipal securities. The Fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax. The Fund will generally hold a diversified portfolio of investments across states and sectors, although the Fund is not required to invest in all states and sectors at all times.The Fund normally will maintain a dollar weighted average duration equivalent to the duration of the Bloomberg Municipal Bond Index, plus or minus three years. As of December 31, 2025, the duration (modified adjusted) of the Bloomberg Municipal Bond Index was 6.74 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. To seek to achieve the Fund’s investment objective, Wellington Management combines both a traditional bond credit analysis with its sustainability framework. Wellington Management’s internally developed sustainability framework is used to identify issuers that meet its sustainable investing criteria. Wellington Management’s portfolio construction process combines a top-down strategy, bottom-up fundamental research and comprehensive risk management. Bottom-up, internally generated, fundamental research attempts to identify relative value among sectors, within sectors, and between individual securities. The Fund will normally invest at least 80% of its assets in municipal securities that Wellington Management determines meet its sustainable investing criteria. For purposes of determining which municipal securities meet its sustainable investing criteria, Wellington Management uses its internally developed sustainability framework to seek to identify municipal securities that, in its view, promote sustainable initiatives. As part of this analysis, Wellington Management evaluates (1) the municipal security’s intended use of proceeds to determine whether such municipal security, in its view, promotes: good health and well-being, access to education, sustainable cities and communities, and/or industry innovation and infrastructure, in alignment with the United Nations Sustainable Development Goals (UN SDGs); and/or (2) whether the municipality itself has positive or improving environmental, social and/or governance (“ESG”) characteristics, based on Wellington Management’s proprietary insights. Wellington Management considers ESG characteristics that in its view have, or will have over time, a material impact on fundamentals, technicals, and/or valuations associated with the particular issuer and its sector, as part of this process. Examples of the ESG characteristics that Wellington Management may evaluate as part of its investment process include: climate risk (e.g. extreme weather, exposure to heat, wildfire, drought and hurricane risks); governance practices; disclosure practices; transparency; demographic trends; data quality and protection; human capital and labor rights issues; and an issuer’s management of material social and/or environmental issues. As part of its analysis, Wellington Management also assesses how ESG risks impact municipal fundamentals and whether valuations compensate for that risk. Wellington Management conducts its analysis of sustainable attributes through its proprietary fundamental research (including issuer specific insights on material ESG considerations from dedicated municipal credit research analysts), analysis of publicly available information, and its engagement with certain issuers, as applicable. Wellington Management may also combine this information with information it receives from third-party data sources to analyze sustainability attributes if it believes such third-party data to be reliable and helpful to its analysis.